Other Real Estate Owned - Summary of Other Real Estate Owned Activity (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Banking And Thrift [Abstract]
Property, Plant and Equipment, Transfers and Changes		$ 558,000
Amount of loan classified as OREO included in valuation of deposit method property	1,400,000
Charge-off to allowance for loan losses included in valuation of deposit method property	$ 1,900,000